Related Party Transaction and Balance (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transaction and Balance [Abstract]
Schedule of Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board.
PRO800 Limited (“PRO800”)	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company.
Zhong Yang Holdings Limited	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited and ceased to be a related party of the Company from February 28, 2024
WSYQR Limited	Wholly owned by Mr. Huaixi Yang before April 1, 2023, and ceased to be a related party of the Company from May 24, 2023.
Sincere Creative Investment LPF	Indirect subsidiary owns 20% of Sincere Creative Investment LPF.

b. Related parties transactions

		For the Years Ended March 31,
	Nature	2025	2024	2023
Mr. Huaixi Yang	Gross commission income	$10,204	$-	$1,962
Mr. Huaixi Yang	Handling income	$13,128	$-	$-
Mr. Huaixi Yang	Interest income	$169,549	$179,217	$96,317
WSYQR Limited	Gross commission income	$-	$-	$8,884

c. Balance with related parties

	Nature	March 31, 2025	March 31, 2024

Mr. Huaixi Yang	Receivable due from customers – a related party	$-	$1,548,088
Mr. Huaixi Yang	Payable due to customers – a related party	$880,336	$-